COMMITMENTS	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

19. COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada. A summary of the Company's future minimum payments as at March 31, 2025 is as follows:

Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2026	746,972	789,229	1,536,201
2027	769,381	812,906	1,582,287
2028	792,462	837,293	1,629,755
2029	816,236	862,412	1,678,648
2030	840,723	888,285	1,729,008
Thereafter	5,781,487	2,579,885	8,361,372
	9,747,261	6,770,010	16,517,271